Additional Information-Parent Company Only Condensed Financial Information statement of comprehensive income (loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating expenses:
Loss from operations	¥ (286,177)	$ (40,923)	¥ (624,492)	¥ (61,047)
Net income/(loss)	(242,301)	(34,649)	(589,527)	21,280
Other comprehensive income/(loss):
Foreign currency translation adjustment	18,220	2,605	(13,375)	(14,078)
Parent company | Reportable Legal Entities
Operating expenses:
General and administrative expenses	(7,297)	(1,043)	(5,649)	(8,786)
Loss from operations	(7,297)	(1,043)	(5,649)	(8,786)
Share of income/(loss) of subsidiaries and VIEs	(234,768)	(33,571)	(596,115)	17,230
Income/(Loss) from non-operations	(236)	(35)	12,237	12,836
Net income/(loss)	(242,301)	(34,649)	(589,527)	21,280
Other comprehensive income/(loss):
Foreign currency translation adjustment	(18,220)	(2,605)	13,375	14,078
Total comprehensive income/(loss)	¥ (260,521)	$ (37,254)	¥ (576,152)	¥ 35,358